CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable allowance for doubtful accounts	$ 193	$ 140		$ 1,568
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	170,000,000	170,000,000		170,000,000
Common stock, shares issued	19,794,270	19,767,605		19,360,026
Common stock, shares outstanding	19,057,195	18,660,218	18,514,945	17,946,386
Treasury stock at par	737,075,000	1,107,387		1,413,640